Share-based compensation - Compensation expense for different awards (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 30,673	¥ 29,755	¥ 39,086
Repurchase of ordinary shares (Note 10)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			17,421
Vesting of restricted shares / Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	6,607	12,415	12,419
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	20,130	17,340	9,246
Vesting of share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	¥ 3,936	¥ 0	¥ 0